UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period January 1, 2009 to December 31, 2011

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

Date of Report (Date of earliest event reported)
February 14, 2012

JPMORGAN CHASE BANK, NATIONAL ASSOCIATION  1
(Exact name of securitizer as specified in its charter)

000-28338-09	0000835271
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Bianca A. Russo, Managing Director and Associate General Counsel, (212) 648-0946
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☑  2  3

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1
JPMorgan Chase Bank, National Association (“JPMCB”) is filing this Form ABS-15G in its capacity as sponsor of the following transactions, which are covered by this report (the “Specified Transactions”):
- Mortgage Capital Funding, Inc., Multifamily/Commercial Mortgage Pass-Through Certificates, Series 1998-MC2;
- Deutsche Mortgage & Asset Receiving Corporation., Commercial Mortgage Pass-Through Certificates, Series COMM 2000-C1;
- GE Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2000-1;
- Merrill Lynch Mortgage Trust 2004-KEY2, Commercial Mortgage Pass-Through Certificates, Series 2004-KEY2;
- Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C24.
In its capacity as sponsor, JPMCB is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by JPMCB into the Specified Transactions.  The depositors of the Specified Transactions are not affiliated with JPMCB and may file separate reports on Form ABS-15G in their capacity as securitizers in connection with the Specified Transactions. Except as noted in footnote 2 below, this report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCB may have acted as securitizer.

2	JPMCB is an issuer of Ginnie Mae MBS and there is no activity to report during the respective period.
3
We have attempted to gather the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  However, we cannot be certain that we have obtained all applicable Reportable Information because, among other things, some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information or may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us). The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

JPMorgan Chase Bank, National Association (Securitizer)

By:	/s/ Brian Baker
Name: Brian Baker
Title: Managing Director

Date: February 14, 2012